Summary of Significant Accounting Policies - Schedule of Restricted Cash is Included with Cash and Cash Equivalents (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Restricted Cash is Included with Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 14,437,097	$ 12,208,630	$ 14,461,251
Restricted cash – current	125,812	160,620	133,014
Restricted cash – noncurrent	497,905
Cash, cash equivalents and restricted cash	$ 15,060,814	$ 12,369,250